Litigation (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 08, 2010
LITIGATION [Abstract]
Non-contingent purchase consideration		48.8
Shareholder require Shanghai Shulong to pay	RMB48.8 million plus accrued interest